Acquisitions And Divestitures (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions And Divestitures [Abstract]
Schedule Of Purchase Price Allocation

(dollars in millions)	Final Purchase Price Allocation
Assets
Current assets	$221
Plant, property and equipment	521
Goodwill	1,211
Intangible assets subject to amortization	410
Other assets	12

Total assets	2,375

Liabilities
Current liabilities	158
Debt maturing within one year	748
Deferred income taxes and other liabilities	75

Total liabilities	981

Net assets acquired	$1,394